Income tax incurred and deferred: Temporary differences (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax:
Deferred tax assets	$ 217,988	$ 264,283
Deferred tax liabilities	(3,190,510)	(3,308,915)
Deferred income tax liability - Net	(2,972,522)	(3,044,632)	$ (3,165,145)
Temporary differences
Income tax:
Deferred tax assets	72,439	57,201
Fair Value of Long term Debt
Income tax:
Deferred tax assets	84,774	149,120
Allowance for doubtful accounts [member]
Income tax:
Deferred tax assets	60,775	57,962
Deferred income tax liability - Net	60,775	57,962	$ 66,609
Fixed and intangible assets
Income tax:
Deferred tax liabilities	(2,898,475)	(3,111,403)
Temporary assets
Income tax:
Deferred tax liabilities	(291,829)	(197,104)
Amortization of expenses
Income tax:
Deferred tax liabilities	(206)	(408)
Colombia (Airplan) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	(701,966)	(587,845)
Puerto Rico (Aerostar) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	$ (1,083,114)	$ (1,100,265)